UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22398

Spinnaker ETF Series
(Exact name of registrant as specified in charter)

116 South Franklin Street, Rocky Mount, North Carolina 27804

(Address of principal executive offices)  (Zip code)

Paracorp Inc.

2140 South Dupont Hwy, Camden, DE 19934

(Name and address of agent for service)

Registrant’s telephone number, including area code: 252-972-9922

Date of fiscal year end: July 31

Date of reporting period: January 31, 2026

Item 1.	Report to Stockholders.

(a)

WarCap Unconstrained Equity ETF Tailored Shareholder Report

WarCap Unconstrained Equity ETF

Ticker: WCAP

Exchange: NYSE Arca

semi-annual shareholder report January 31, 2026

This semi-annual shareholder report contains important information about the WarCap Unconstrained Equity ETF for the period of September 11, 2025 (commencement of operations) to January 31, 2026. You can find additional information about the Fund at https://etfpages.com/WCAP. You can also request this information by contacting us at (800) 773-3863.

What were the Fund costs for the fiscal period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WarCap Unconstrained Equity ETF	$39	1.00%¹’²
¹	Annualized.
²	Reflects waiver of fees and/or reimbursement of expenses, without which expenses would be higher.

Key Fund Statistics

(as of January 31, 2026)

Net Assets	$60,671,897
Number of Holdings	21
Portfolio Turnover Rate	50.40%

What did the Fund invest in?

(as of January 31, 2026)

Sector Breakdown (% of net assets)

Infrastructure Software
17.3%
Internet Media & Services
16.4%
Large Pharma
9.8%
Application Software
8.7%
Electrical Power Equipment
7.6%
Semiconductor Devices
7.1%
Online Marketplace
6.6%
Investment Management
5.6%
Automobiles
5.0%
P&C Insurance
4.8%
Other Assets
11.1%

Top Ten Holdings	(% of net assets)
Meta Platforms Inc	8.5%
Eaton Corp PLC	7.6%
Broadcom Inc	7.1%
Amazon.com Inc	6.6%
Pfizer Inc	6.2%
Blackrock Inc	5.6%
Microsoft Corp	5.5%
Ferrari NV	5.0%
Berkshire Hathaway Inc	4.8%
Salesforce Inc	4.6%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://etfpages.com/WCAP.

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Semi-Annual Financial Statements

As of January 31, 2026

WarCap Unconstrained Equity ETF

The financial statements and other information contained herein are submitted for the general information of the shareholders of the WarCap Unconstrained Equity ETF (the “ETF”). The ETF’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The ETF’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the ETF nor the ETF’s distributor is a bank.

The ETF is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC, 27609. There is no affiliation between the ETF, including its principals, and Capital Investment Group, Inc.

Schedule of Investments (unaudited)

As of January 31, 2026

	Shares	Value
Common Stocks – 99.28%
Application Software - 8.67%
Intuit Inc.	4,909	$2,449,198
Salesforce Inc.	13,239	2,810,507
		5,259,705

Automobiles - 5.00%
Ferrari NV	9,121	3,038,844

Communications Equipment - 3.59%
Apple Inc.	8,401	2,179,891

Diversified Banks - 1.67%
JPMorgan Chase & Co.	3,303	1,010,355

Electrical Power Equipment - 7.61%
Eaton Corp PLC	13,138	4,616,956

Infrastructure Software - 17.32%
Crowdstrike Holdings Inc. (a)	6,007	2,651,520
Microsoft Corp.	7,698	3,312,372
Okta Inc. (a)	24,904	2,103,890
ServiceNow Inc. (a)	20,772	2,430,532
		10,498,314

Internet Media & Services - 16.38%
Airbnb Inc. (a)	17,436	2,255,695
Booking Holdings Inc.	500	2,500,920
Meta Platforms Inc.	7,237	5,185,311
		9,941,926
Investment Management - 5.58%
Blackrock Inc.	3,028	3,388,150

Large Pharma - 9.81%
Novo Nordisk A/S	37,276	2,215,313
Pfizer Inc.	141,274	3,735,285
		5,950,598
Online Marketplace - 6.60%
Amazon.com Inc. (a)	16,731	4,003,728

Other Financial Services - 1.48%
Moody’s Corp	1,740	897,074

P&C Insurance - 4.76%
Berkshire Hathaway Inc. (a)	4	2,890,000

Security & Cmdty Exchanges - 3.71%
Intercontinental Exchange Inc.	12,960	2,252,189

Semiconductor Devices - 7.10%
Broadcom Inc.	13,008	4,309,550

Investments, at Value (Cost $62,859,916) - 99.28%		60,237,280
Liabilities in Excess of Other Assets - 0.72%		434,617
Net Assets - 100.00%		$60,671,897

(a)	Non-income producing security

See Notes to Financial Statements

Statement of Assets and Liabilities (unaudited)

As of January 31, 2026

Assets:
Investments, at value	$60,237,280
Cash	1,188,434
Receivables:
Dividends	57,343
Interest	3,036
Total assets	61,486,093
Liabilities:
Payables:
Investments purchased	769,404
Accrued expenses:
Advisory fees	25,524
Professional fees	11,308
Trustee fees and meeting expenses	1,258
Operational expenses	6,294
Other expenses	408
Total liabilities	814,196
Total Net Assets	$60,671,897
Net Assets Consist of:
Paid in capital	$62,844,093
Accumulated deficit	(2,172,196)
Total Net Assets	$60,671,897
Capital Shares Outstanding, no par value
(unlimited authorized shares)	6,358,547
Net Asset Value, Per Share	$9.54
Investments, at cost	$62,859,916

See Notes to Financial Statements

Statement of Operations (unaudited)

For the period ended January 31, 2026 (a)

Investment Income:
Dividends	$181,445
Interest	$32,806
Total Investment Income	214,251
Expenses:
Advisory fees	142,890
Administration fees	12,481
Professional fees	13,206
Custody fees	4,947
Distribution fees	9,596
Compliance fees	16,156
Fund Accounting Fee	11,059
Transfer agent fees	13,498
Shareholder fulfillment fees	426
Trustee fees and meeting expenses	2,982
Security pricing fees	3,460
Insurance fees	1,420
Registration and filing expenses	426
Other expenses	1,704
Total Expenses	234,251
Fees waived by Advisor	(55,639)
Net Expenses	178,612
Net Investment Income	35,639
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investment transactions	(979,349)
In-kind transactions	1,413,333
Total net realized gain	433,984
Net change in unrealized depreciation on investments	(2,622,636)
Net Realized and Unrealized Gain (Loss) on Investments	(2,188,652)
Net Decrease in Net Assets Resulting from Operations	$(2,153,013)

(a)	The fund commenced operations on September 11, 2025

See Notes to Financial Statements

Statements of Changes in Net Assets (unaudited)

For the period ended

January 31, 2026(a)
Operations:
Net investment income	$35,639
Net realized loss from investment transactions	(979,349)
Net realized gain from in-kind transactions	1,413,333
Net change in unrealized depreciation on investments	(2,622,636)
Net Decrease in Net Assets Resulting from Operations	(2,153,013)
Distributions to Shareholders From Distributable Earnings	(19,183)

Capital Share Transactions:
Shares sold	81,503,888
Shares repurchased	(18,659,795)
Net Increase in Net Assets Resulting from Capital Share Transactions	62,844,093
Net Increase in Net Assets	60,671,897
Net Assets:
Beginning of Period	—
End of Period	$60,671,897
Share Information:
Shares sold	8,248,547
Shares repurchased	(1,890,000)
Net Increase in Capital Shares	6,358,547

(a)	The fund commenced operations on September 11, 2025.

See Notes to Financial Statements

Financial Highlights (unaudited)

For a share outstanding during the period ended	For the Period September 11, 2025 (d) Through January 31, 2026
Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations:
Net investment income	0.01	(a)
Net realized and unrealized gain (loss) on investments	(0.47)
Total from Investment Operations	(0.46)
Net Asset Value, End of Period	$9.54

Total Return	(4.53	)%(c)

Net Assets, End of Period (in thousands)	$60,672
Ratios of:
Gross Expenses to Average Net Assets	1.31	%(b)
Net Expenses to Average Net Assets	1.00	%(b)
Net Investment Income to Average Net Assets	0.20	%(b)
Portfolio turnover rate	50.40	%(c)

(a)	Calculated using the average shares method.
(b)	Annualized
(c)	Not annualized
(d)	The fund commenced operations on September 11, 2025

See Notes to Financial Statements

Notes to Financial Statements (unaudited)

As of January 31, 2026

1.	Organization and Significant Accounting Policies

The WarCap Unconstrained Equity ETF, an exchange-traded fund (the “ETF”), is a diversified series of the Spinnaker ETF Series (the “Trust”). The Trust was established as a Delaware statutory trust under an Agreement and Declaration of Trust on December 21, 2016, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The ETF commenced operations on September 11, 2025. The investment objective of the ETF is to seek long-term growth of capital. The ETF invests at least 80% of its net assets (plus borrowings for investment purposes) in equities. The Fund is actively managed using an unconstrained investment style (i.e., it will not take a benchmark index into account when selecting the fund’s investments). The Fund may have exposure to a limited number of different investments and/or sectors.

The ETF will issue and redeem shares at Net Asset Value (“NAV”) only in a large specified number of shares called a “Creation Unit” or multiples thereof. A Creation Unit consists of 10,000 shares. Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash. As a practical matter, only authorized participants may purchase or redeem these Creation Units from the ETF. Except when aggregated in Creation Units, the shares are not redeemable securities of the ETF. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in proper form by Capital Investment Group, Inc. (the “Distributor”). Individual shares of the ETF may only be purchased and sold in secondary market transactions through brokers. Shares of the ETF are listed for trading on NYSE Arca under the ticker symbol WCAP, and because shares will trade at market prices rather than NAV, shares of the ETF may trade at a price greater than NAV (premium) or less than NAV (discount).

Creation Transaction Fees

A fixed creation transaction fee of $250 per transaction (the “Creation Transaction Fee”) is applicable to each transaction regardless of the number of Creation units purchased in the transactions. An additional variable charge for cash creations or partial cash creations may also be imposed to compensate the ETF for the costs associated with buying the applicable securities. The price for each Creation Unit will equal the ETF’s daily NAV per share times the number of Shares in a Creation Unit plus the Creation Transaction Fees, and, if applicable, any transfer taxes.

The following is a summary of significant accounting policies consistently followed by the ETF. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The ETF follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies.”

The Fund operates as a single operating segment. The Fund’s income, expenses, assets and performance are regularly monitored for the oversight functions of the Fund. This information is presented in the financial statements and the financial highlights.

Investment Valuation

The ETF’s debt securities are valued at market value. Market value generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer), or (iii) based on amortized cost. The ETF’s debt securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. To the extent the ETF’s debt securities are valued based on price quotations or other equivalent indications of value provided by a third-party pricing service, any such third-party pricing service may use a variety of methodologies to value some or all of a Fund’s debt securities to determine the market price. For example, the prices of securities with characteristics similar to those held by the ETF may be used to assist with the pricing process. In addition, the pricing service may use proprietary pricing models. Equity securities are valued at the last reported sale price on the principal exchange on which such securities are traded, as of the close of regular trading on the NYSE Arca on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded in over-the-counter markets are valued at the NASDAQ Official Closing Price as of the close of regular trading on the NYSE Arca on the day the securities are valued or, if there are no sales, at the mean of the most recent bid and asked prices. Securities for which market quotations (or other market valuations such as those obtained from a pricing service) are not readily available, or are believed in good faith by the fair value designee to be deemed unreliable, including restricted securities, fair value determinations are made in accordance with the policies and procedures approved by the Board of Trustees (“Trustees”). Securities will be valued at fair value when market quotations (or other market valuations such as those obtained from a pricing service) are not readily available or are deemed unreliable, such as when a security’s value or meaningful portion of a Fund’s portfolio is believed to have been materially affected by a significant event. Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occurred between the close of the principal exchange and the NYSE Arca. In such a case, the value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

Notes to Financial Statements (unaudited)

As of January 31, 2026

Trading in securities on many foreign securities exchanges and over-the-counter markets is normally completed before the close of business on each U.S. business day. In addition, securities trading in a particular country or countries may not take place on all U.S. business days or may take place on days that are not U.S. business days. Changes in valuations on certain securities may occur at times or on days on which a Fund’s net asset value is not calculated and on which a Fund does not effect sales, redemptions and exchanges of its Shares.

Fair Value Measurement

The ETF has adopted Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements. Various inputs are used in determining the value of the ETF’s investments. These inputs are summarized in the three broad levels listed below:

Level 1:	Unadjusted quoted prices in active markets for identical securities assets or liabilities that the funds have the ability to access.

Level 2:	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, credit spreads, yield curves, and market-collaborated input.

Level 3:	Unobservable inputs for the asset or liability to the extent that observable inputs are not available, representing the assumptions that a market participant would use in valuing the asset or liability at the measurement date; they would be based on the best information available, which may include the funds’ own data.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of January 31, 2026, for the ETF’s assets measured at fair value:

	Total	Level 1	Level 2	Level 3(a)
Assets
Common Stocks	$60,237,280	$60,237,280	$—	$—
Total Assets	$60,237,280	$60,237,280	$—	$—

(a)	The ETF did not hold any Level 3 securities during the year.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income and expenses are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion/amortization of discounts and premiums using the effective interest method. Gains and losses are determined on the identified cost basis, which is the same basis used for Federal income tax purposes.

Expenses

The ETF bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Distributions

Dividends from net investment income, if any, are declared and paid on a monthly basis for the ETF. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the ETF as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on ex-date.

Notes to Financial Statements (unaudited)

As of January 31, 2026

Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	Risk Considerations

Equity Securities Risk. Investments in equity securities may fluctuate in value response to many factors, including general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses. During temporary or extended bear markets, the value of equity securities will decline, which could also result in losses for the Fund.

Authorized Participant Risk. Only an authorized participant (“Authorized Participant” or “APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). Authorized Participant concentration risk may be heightened for exchange-traded funds (ETFs), such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Small-Cap and Mid-Cap Securities Risk. The Fund may invest in securities of small-cap and mid-cap companies, which involve greater volatility than investing in larger and more established companies. Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies. Securities of these types of companies have limited market liquidity, and their prices may be more volatile. You should expect that the value of the Fund’s shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

Large-Cap Securities Risk. Stocks of large companies as a group can fall out of favor with the market, causing the Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s portfolio securities, the Advisor will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Market Risk. Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market. Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general. The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions. The Fund’s performance per share will change daily in response to such factors.

New Advisor Risk. The Advisor has only recently begun serving as an investment advisor. As a result, investors do not have a long-term track record of managing an ETF from which to judge the Advisor, and the Advisor may not achieve the intended result in managing the Fund.

Limited History of Operations Risk. The Fund has a limited history of operations. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

ETF Structure Risks.  The Fund is structured as an ETF and as a result is subject to the special risks, including:

○	Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

○	Trading Issues. An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

Notes to Financial Statements (unaudited)

As of January 31, 2026

○	Cash purchases. To the extent Creation Units are purchased by APs in cash instead of in-kind, the Fund will incur certain costs such as brokerage expenses and taxable gains and losses. These costs could be imposed on the Fund and impact the Fund’s NAV if not fully offset by transaction fees paid by the APs.

○	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s net asset value.

●	To the extent Authorized Participants exit the business or are unable to process creations or redemptions and no other Authorized Participant can step in to do so, there may be a significantly reduced trading market in the Fund’s shares, which can lead to differences between the market value of Fund shares and the Fund’s net asset value.

●	The market price for the Fund’s shares may deviate from the Fund’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Fund shares than the Fund’s net asset value, which is reflected in the bid and ask price for Fund shares or in the closing price.

●	When all or a portion of an ETF’s underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s net asset value.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s net asset value.

Cybersecurity Risk. As part of its business, the Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Advisor and the Fund are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.

Investment Risk. Various sectors of the global financial markets have been experiencing an extended period of adverse conditions. Market uncertainty has increased dramatically, particularly in the United States and Europe, and adverse market conditions have expanded to other markets. These conditions have resulted in disruption of markets, periods of reduced liquidity, greater volatility, general volatility of spreads, an acute contraction in the availability of credit and a lack of price transparency. The long-term impact of these events is uncertain but could continue to have a material effect on general economic conditions, consumer and business confidence, and market liquidity.

Economic problems in a single country are increasingly affecting other markets and economies, and a continuation of this trend could adversely affect global economic conditions and world markets. Uncertainty and volatility in the financial markets and political systems of the U.S. or any other country, may have adverse spill-over effects into the global financial markets generally.

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

3.	Transactions with Related Parties and Service Providers

Advisor

Pursuant to the Advisory Agreement, the Fund pays Warren Capital Management, Inc. d/b/a Warren Capital Group (the “Advisor”) a monthly management fee equal to 0.80% of the Fund’s average daily net assets.

Notes to Financial Statements (unaudited)

As of January 31, 2026

The ETF and the Advisor have entered into a contractual agreement (the “Expense Limitation Agreement”) with the Trust, on behalf of the ETF, under which the Advisor has agreed to waive or reduce its fees and to assume other expenses of the ETF, if necessary, in amounts that limit the ETF’s total operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of ETF officers and Trustees and contractual indemnification of ETF service providers (other than the Advisor ) to not more than 1.00% of the average daily net assets of the ETF. The current term of the Expense Limitation Agreement is through November 30, 2026, and may be terminated by the Board of Trustees at any time. These fee waivers and expense reimbursements are subject to possible recoupment from the ETF in future years (within the three years from the date the fees had been waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limit or those in place at the time of recoupment.

For the fiscal period ended January 31, 2026, $142,890 in advisory fees were incurred, of which $55,639 was waived by the Advisor.

Administrator

The Nottingham Company (the “Administrator”) serves as the Fund Accountant for the ETF. For its services, the Fund Accountant is entitled to receive compensation from the ETF pursuant to the Administrator’s fee arrangements with the ETF.

Compliance Services

The Nottingham Company, Inc. serves as the Trust’s compliance services provider including services as the Trust’s Chief Compliance Officer. The Nottingham Company, Inc. received customary fees from the ETF for its services pursuant to the Compliance Services Agreement with the ETF.

Transfer Agent

Nottingham Shareholder Services (the “Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the ETF. For its services, the Transfer Agent is entitled to receive compensation from the ETF pursuant to the Transfer Agent’s fee arrangements with the ETF.

Fund Accounting

The Nottingham Company (the “Fund Accountant”) serves as the Fund Accountant for the ETF. For its services, the Fund Accountant is entitled to receive compensation from the ETF pursuant to the Fund Accounting fee arrangements with the ETF.

4.	Trustees and Officers

The Board is responsible for the management and supervision of the ETF. The Trustees approve all significant agreements between the Trust, on behalf of the ETF, and those companies that furnish services to the ETF; review performance of the Advisor and the ETF; and oversee activities of the ETF. Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust. Trustees who are not “interested persons” of the Trust or the Advisor within the meaning of the 1940 Act (the “Independent Trustees”) receive an annual retainer of $7,500 per year payable quarterly and $2,500 per series in the Trust. In addition, Independent Trustees receive an additional $1,500 per special meeting held. The Trust will reimburse each Trustee and officer of the Trust for his or her travel and other expenses relating to attendance of Board meetings. Additional fees may also be incurred during the year as special meetings are necessary in addition to the regularly scheduled meetings of the Board. Certain officers of the Trust may also be officers of the Advisor or the Administrator.

5.	Purchases and Sales of Investment Securities

For the fiscal period ended January 31, 2026, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Non-U.S. Government Securities	Proceeds from Sales of Non-U.S. Government Securities	Purchases of U.S. Government Securities	Proceeds from Sales of U.S. Government Securities	In-Kind Purchases	In-Kind Sales
$64,399,366	$23,405,899	$—	$—	$39,771,568	$18,339,102

Notes to Financial Statements (unaudited)

As of January 31, 2026

6.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the ETF. In addition, in the normal course of business, the Trust enters into contracts with its service providers, on behalf of the ETF, and others that provide for general indemnifications. The ETF’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the ETF. The ETF expects risk of loss to be remote.

7.	Subsequent Events

In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of the financial statements. Management has concluded there are no additional matters, other than those noted above, requiring recognition or disclosure.

Additional Information (unaudited)

As of January 31, 2026

Changes In and Disagreements with Accountants (Form N-CSR Item 8)

No changes in, or disagreements with, the accountants during the period.

Proxy Disclosures for Open-End Management Investment Companies (Form N-CSR Item 9)

Not applicable.

Remuneration Paid to Directors, Officers and Others (Form N-CSR Item 10)

The aggregate compensation paid, on behalf of the ETF, to the Trustees for the period of this report was $2.982. For the period of this report, no special compensation was paid to the Trustees, no compensation was paid to any officer of the ETF, and no compensation was paid to any person whom any officer or Trustee of the ETF is an affiliated person.

Approval of Investment Advisory Agreement (Form N-CSR Item 11)

In connection with the organizational Board meeting held on June 12, 2025, the Board, including a majority of the Independent Trustees, discussed the approval of an investment advisory agreement, between the Trust and Warren Capital Management, Inc. d/b/a Warren Capital Group (the “Advisor”), with respect to the WarCap Unconstrained Equity ETF (the “ETF”) (the “Investment Advisory Agreement”).

The Trustees were assisted by legal counsel throughout the review process.  The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Investment Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Investment Advisory Agreement.  In connection with their deliberations regarding approval of the Investment Advisory Agreement, the Trustees reviewed materials prepared by the Advisor. The Trustees also reviewed and considered information the Advisor provided in response to a request for information legal counsel submitted to the Advisor on behalf of the Independent Trustees in connection with the approval of the Investment Advisory Agreement.

In deciding on whether to approve the renewal of the Investment Advisory Agreement, the Trustees considered numerous factors, including:

(i)	Nature, Extent, and Quality of Services. The Trustees considered the responsibilities of the Advisor under the proposed Investment Advisory Agreement. The Trustees reviewed the services to be provided by the Advisor to the ETF including, without limitation, the quality of its investment advisory services; assuring compliance with the ETF’s investment objectives, policies, and limitations; and its coordination of services for the ETF among the ETF’s service providers. The Trustees evaluated: the Advisor’s staffing, personnel, and methods of operating; the education and experience of the Advisor’s personnel; compliance program; and financial condition. After reviewing the foregoing information and further information in the memorandum from the Advisor (e.g., descriptions of the Advisor’s business and compliance program), the Board concluded that the nature, extent, and quality of the services to be provided by the Advisor were satisfactory and adequate for the ETF.

(ii)	Performance. The Board noted that the ETF had not yet launched and, therefore, the Board had no performance to review. As such, the performance information provided was that of a composite of the Advisor’s SMA which had a strategy similar to the proposed strategy of the ETF. It was noted that the SMA outperformed the S&P 500 (the “Benchmark”) for the 1-year period and underperformed the Benchmark for the 5- and 10-year periods. The Advisor indicated that the underperformance was due to a limited weighting in tech stocks in comparison to the Benchmark. After further discussion, the Trustees considered the experience of the personnel of the Advisor and determined that the performance was satisfactory.

(iii)	Comparative Fees and Expenses. The Trustees compared the proposed advisory fee and expense ratio of the ETF to other comparable funds. The Board noted that the management fee and expense ratio were higher than the peer group and category averages. The Board noted the relative size of the Advisor compared to the investment advisers of comparable funds and further noted that the ETF would pay a lower management fee than the Advisor’s similar accounts.. Upon further consideration and discussion of the foregoing, the Board determined that the fee to be paid to the Advisor was fair and reasonable in relation to the nature and quality of the services to be provided by the Advisor and that it reflected charges that were within a range of what could have been negotiated at arm’s length.

Additional Information (unaudited)

As of January 31, 2026

(iv)	Profitability. The Board reviewed the Advisor’s profitability analysis in connection with its management of the ETF. It was noted that the Advisor expected to see a small profit for the first 12 months of managing the ETF with a larger profit in the second 12 months. The Trustees concluded that the estimated profits were not excessive.

(v)	Economies of Scale. The Trustees noted that the ETF would not immediately realize economies of scale upon launch. The Board discussed projections and estimated size of the ETF over time. The Trustees reviewed the ETF’s fee arrangements for breakpoints or other provisions that would allow the ETF’s shareholders to benefit from economies of scale in the future as the funds grew. The Trustees determined that the maximum management fee would remain the same regardless of the ETF’s asset levels. It was pointed out that breakpoints in the advisory fee could be reconsidered in the future as the ETF grew.

Conclusion. Having reviewed and discussed in depth such information from the Advisor as the Trustees believed to be reasonably necessary to evaluate the terms of the Investment Advisory Agreement and as assisted by the advice of legal counsel, the Trustees concluded that approval of the Investment Advisory Agreement was in the best interest of the shareholders of the ETF.

WarCap Unconstrained Equity ETF

is a series of

Spinnaker ETF Series

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services 116 South Franklin Street Post Office Box 4365 Rocky Mount, North Carolina 27803-0365	Warren Capital Group 677 King Street 3rd Floor Charleston, SC 29403

Telephone:	Telephone:

800-773-3863	800-773-3863

World Wide Web @:	World Wide Web @:

ncfunds.com	https://warcap.com/wcap

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

No changes during the period.

Item 9.	Proxy Disclosure For Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7 of this Form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

None.

Item 16.	Controls and Procedures.

(a)	The President and Principal Executive Officer and the Treasurer, Principal Accounting Officer, and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing of this report.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.
(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.
Not applicable.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

Not applicable.

(a)(3)	A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act.

Filed herewith.

(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report or on behalf of the registrant to 10 or more persons.

Not applicable.

(a)(5)	Change in the registrant’s independent public accountant.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Spinnaker ETF Series

/s/ Katherine M. Honey
Date: April 6, 2026	Katherine M. Honey President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Katherine M. Honey
Date: April 6, 2026	Katherine M. Honey President and Principal Executive Officer

/s/ Peter McCabe
Date: April 6, 2026	Peter McCabe Treasurer, Principal Accounting Officer, and Principal Financial Officer